Note 32 - Capital Base and Capital Management Regulatory Balance Reconcilitation (Details) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1],[2]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		€ 676,689	€ 690,059		€ 731,856
Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		58,196
Insurance Companies and real estate companies	[3]	(3)
Jointly Controlles Entities Assets and other adjustments	[4]	103
Regulatory Balance Sheet		58,296
Financial Assets Held For Trading [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		90,117
Insurance Companies and real estate companies	[3]	1,277
Jointly Controlles Entities Assets and other adjustments	[4]	0
Regulatory Balance Sheet		91,394
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		5,135
Insurance Companies and real estate companies	[3]	(2,768)
Jointly Controlles Entities Assets and other adjustments	[4]	0
Regulatory Balance Sheet		2,367
Financial assets designated at fair value through profit or loss [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		1,313
Insurance Companies and real estate companies	[3]	(1,313)
Jointly Controlles Entities Assets and other adjustments	[4]	0
Regulatory Balance Sheet		0
Financial assets designated at fair value through other comprehensive income [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		56,337
Insurance Companies and real estate companies	[3]	(14,318)
Jointly Controlles Entities Assets and other adjustments	[4]	0
Regulatory Balance Sheet		42,019
Financial Assets At Amortised Cost Member
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		419,660
Insurance Companies and real estate companies	[3]	(6,279)
Jointly Controlles Entities Assets and other adjustments	[4]	593
Regulatory Balance Sheet		413,974
Fair Value Changes Of The Hedge Items In Portfolio Hedges Of Interest Rate Risk [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		(21)
Insurance Companies and real estate companies	[3]	0
Jointly Controlles Entities Assets and other adjustments	[4]	0
Regulatory Balance Sheet		(21)
Hedging Derivatives [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		2,892
Insurance Companies and real estate companies	[3]	(87)
Jointly Controlles Entities Assets and other adjustments	[4]	0
Regulatory Balance Sheet		2,805
Non Current Assets Held For Sale
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		2,001
Insurance Companies and real estate companies	[3]	(2)
Jointly Controlles Entities Assets and other adjustments	[4]	2
Regulatory Balance Sheet		2,001
Investments In Entities Accounted For Using The Equity Methods [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		1,578
Insurance Companies and real estate companies	[3]	2,587
Jointly Controlles Entities Assets and other adjustments	[4]	(80)
Regulatory Balance Sheet		4,085
Other [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		39,481
Insurance Companies and real estate companies	[3]	715
Jointly Controlles Entities Assets and other adjustments	[4]	3
Regulatory Balance Sheet		40,199
Total public balance sum [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		676,689
Insurance Companies and real estate companies	[3]	(20,191)
Jointly Controlles Entities Assets and other adjustments	[4]	621
Regulatory Balance Sheet		€ 657,119

[1]	(1) The figures corresponding to 2017 have been restated (see Note 1.3).
[2]

(2) Financial information for 2016 has not been revised to reflect changes in our operating segments in 2018, including the inclusion of BBVA Bancomer’s branch in Houston (which was previou sly part of our United States operating segment) in our Mexico operating segment since 2018. If BBVA Bancomer’s branch in Houston had been part of our Mexico operating segment in 2016 (rather than of our United States operating segment), total assets of th e United States and the Mexico operating segments would have been €84,726 million and €97,492 million, respectively, as of December 31, 2016.

[3]	(1) Correspond to balances of entities fully consolidated in the public balance sheet but consolidate d by the equity method in the regulatory balance sheet.
[4]	(2) Correspond to intragroup adjustments and other consolidation adjustments.